RELATED PARTIES - Share-based payment arrangements (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of transactions between related parties [abstract]
Equity-settled share-based payment expense	$ 18	$ 8	$ 9
Liability-settled share-based payment expense	3	0	0
Total share-based compensation expense	$ 21	$ 8	$ 9